Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES:
Net loss	$ (394)	$ (968)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14	105
Stock-based compensation	130	187
Change in allowance for doubtful accounts	(5)	6
Changes in operating assets and liabilities:
Accounts receivable	(1,344)	(1,582)
Inventory	(902)	(1,102)
Prepaid expenses and other current assets	(17)	226
Other assets	10	22
Accounts payable	1,671	2,163
Accrued expenses	(118)	(119)
Taxes payable	(14)	(19)
Other liabilities	(15)	(17)
Net cash used in operating activities	(984)	(1,098)
INVESTING ACTIVITIES:
Purchase of fixed assets	(14)	0
Sale of fixed assets	0	1
Net cash (used in) provided by investing activities	(14)	1
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	114	136
Payment of capital lease obligations	(7)	(6)
Net proceeds from line of credit	729	0
Net cash provided by financing activities	836	130
Net decrease in cash and cash equivalents	(162)	(967)
Effect of exchange rate changes on cash	(28)	22
Cash and cash equivalents, beginning of period	857	1,464
Cash and cash equivalents, end of period	667	519
Supplemental disclosure:
Interest Paid	23	(1)
Income Taxes Paid	$ 30	$ 0